Summary of Remaining Contractual Maturity (Details) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022	Oct. 31, 2021
Assets
Cash and due from banks	$ 6,988	$ 8,556	$ 7,001	$ 5,931
Interest-bearing deposits with banks	143,377	137,294
Trading loans, securities, and other	154,077	143,726
Non-trading financial assets at fair value through profit or loss	10,107	10,946
Derivatives	79,351	103,873
Financial assets designated at fair value through profit or loss	5,404	5,039
Financial assets at fair value through other comprehensive income	71,794	69,675
Debt securities at amortized cost, net of allowance for credit losses	339,706	342,774
Securities purchased under reverse repurchase agreements	170,365	160,167
Loans
Residential mortgages	294,637	293,924
Consumer installment and other personal	204,508	206,152
Credit card	35,901	36,010
Business and government	308,127	301,389
Total loans	843,173	837,475
Allowance for loan losses	(6,492)	(6,432)
Loans, net of allowance for loan losses	836,681	831,043
Customers' liability under acceptances	19,992	19,733
Investment in Schwab	8,358	8,088
Goodwill	17,293	17,656		$ 16,232
Other intangibles	2,333	2,303
Land, buildings, equipment, and other depreciable assets	9,202	9,400
Deferred tax assets	2,476	2,193
Amounts receivable from brokers, dealers, and clients	25,723	19,760
Other assets	25,057	25,302
Total assets	1,928,284	1,917,528
Liabilities
Trading deposits	24,969	23,805
Derivatives	72,175	91,133
Securitization liabilities at fair value	11,940	12,612
Financial liabilities designated at fair value through profit or loss	186,038	162,786
Deposits
Personal	642,344	660,838
Banks	54,513	38,263
Business and government	523,694	530,869
Total deposits, other than trading	1,220,551	1,229,970
Acceptances	19,992	19,733
Obligations related to securities sold short	46,711	45,505
Obligations related to securities sold under repurchase agreements	140,533	128,024
Securitization liabilities at amortized cost	14,813	15,072
Amounts payable to brokers, dealers, and clients	22,238	25,195
Insurance-related liabilities	7,549	7,468
Other liabilities	37,593	33,552
Subordinated notes and debentures	11,338	11,290
Equity	111,844	111,383
Total liabilities and equity	1,928,284	1,917,528
Off-balance sheet commitments
Total off-balance sheet commitments	306,164	295,303
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	300,736	290,064
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,324	3,148
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,104	2,091
Not later than one month [member]
Assets
Cash and due from banks	6,988	8,556
Interest-bearing deposits with banks	141,701	135,855
Trading loans, securities, and other	4,530	4,601
Non-trading financial assets at fair value through profit or loss		111
Derivatives	9,880	14,436
Financial assets designated at fair value through profit or loss	584	229
Financial assets at fair value through other comprehensive income	1,154	2,117
Debt securities at amortized cost, net of allowance for credit losses	1,740	2,333
Securities purchased under reverse repurchase agreements	114,240	113,845
Loans
Residential mortgages	2,143	672
Consumer installment and other personal	794	543
Business and government	34,102	33,836
Total loans	37,039	35,051
Loans, net of allowance for loan losses	37,039	35,051
Customers' liability under acceptances	16,132	16,002
Amounts receivable from brokers, dealers, and clients	25,723	19,719
Other assets	5,256	4,726
Total assets	364,967	357,581
Liabilities
Trading deposits	1,839	4,038
Derivatives	13,199	12,560
Securitization liabilities at fair value	33	36
Financial liabilities designated at fair value through profit or loss	26,756	18,718
Deposits
Personal	4,491	4,551
Banks	38,941	22,153
Business and government	33,605	34,236
Total deposits, other than trading	77,037	60,940
Acceptances	16,132	16,002
Obligations related to securities sold short	1,950	1,418
Obligations related to securities sold under repurchase agreements	127,969	118,278
Amounts payable to brokers, dealers, and clients	22,238	25,155
Insurance-related liabilities	146	146
Other liabilities	12,031	14,587
Total liabilities and equity	299,330	271,878
Off-balance sheet commitments
Total off-balance sheet commitments	18,206	19,336
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	18,111	19,249
Not later than one month [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	95	87
Later than one month and not later than three months [member]
Assets
Interest-bearing deposits with banks	326	197
Trading loans, securities, and other	6,263	4,876
Non-trading financial assets at fair value through profit or loss	36
Derivatives	10,113	16,306
Financial assets designated at fair value through profit or loss	258	777
Financial assets at fair value through other comprehensive income	1,630	2,401
Debt securities at amortized cost, net of allowance for credit losses	5,475	3,607
Securities purchased under reverse repurchase agreements	26,924	15,050
Loans
Residential mortgages	4,833	2,327
Consumer installment and other personal	1,617	1,027
Business and government	8,916	7,398
Total loans	15,366	10,752
Loans, net of allowance for loan losses	15,366	10,752
Customers' liability under acceptances	3,779	3,712
Amounts receivable from brokers, dealers, and clients		41
Other assets	5,190	1,262
Total assets	75,360	58,981
Liabilities
Trading deposits	4,062	2,227
Derivatives	10,764	16,189
Securitization liabilities at fair value	214	1,245
Financial liabilities designated at fair value through profit or loss	36,422	21,893
Deposits
Personal	8,233	6,872
Banks	162	453
Business and government	16,615	17,779
Total deposits, other than trading	25,010	25,104
Acceptances	3,779	3,712
Obligations related to securities sold short	1,919	2,125
Obligations related to securities sold under repurchase agreements	7,620	6,553
Securitization liabilities at amortized cost	393	595
Amounts payable to brokers, dealers, and clients		40
Insurance-related liabilities	286	296
Other liabilities	8,658	2,417
Total liabilities and equity	99,127	82,396
Off-balance sheet commitments
Total off-balance sheet commitments	27,034	22,828
Later than one month and not later than three months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	26,888	22,494
Later than one month and not later than three months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	141	208
Later than one month and not later than three months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	5	126
Later than three months and not later than six months [member]
Assets
Interest-bearing deposits with banks	266	143
Trading loans, securities, and other	6,315	5,310
Non-trading financial assets at fair value through profit or loss	675	222
Derivatives	4,843	7,870
Financial assets designated at fair value through profit or loss	406	235
Financial assets at fair value through other comprehensive income	3,415	1,531
Debt securities at amortized cost, net of allowance for credit losses	14,573	7,082
Securities purchased under reverse repurchase agreements	19,174	17,977
Loans
Residential mortgages	6,835	5,585
Consumer installment and other personal	3,485	2,480
Business and government	10,591	10,693
Total loans	20,911	18,758
Loans, net of allowance for loan losses	20,911	18,758
Customers' liability under acceptances	81	16
Land, buildings, equipment, and other depreciable assets	2	2
Other assets	1,043	6,537
Total assets	71,704	65,683
Liabilities
Trading deposits	3,056	4,390
Derivatives	4,511	8,764
Securitization liabilities at fair value	457	216
Financial liabilities designated at fair value through profit or loss	64,460	52,501
Deposits
Personal	11,076	10,173
Banks		51
Business and government	19,674	10,095
Total deposits, other than trading	30,750	20,319
Acceptances	81	16
Obligations related to securities sold short	1,937	1,611
Obligations related to securities sold under repurchase agreements	3,795	2,382
Securitization liabilities at amortized cost	604	390
Insurance-related liabilities	429	439
Other liabilities	3,088	2,006
Total liabilities and equity	113,168	93,034
Off-balance sheet commitments
Total off-balance sheet commitments	21,998	22,731
Later than three months and not later than six months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	21,661	22,536
Later than three months and not later than six months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	250	177
Later than three months and not later than six months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	87	18
Later than six months and not later than nine months [member]
Assets
Trading loans, securities, and other	4,013	4,477
Non-trading financial assets at fair value through profit or loss		685
Derivatives	4,463	5,155
Financial assets designated at fair value through profit or loss	257	391
Financial assets at fair value through other comprehensive income	1,989	3,367
Debt securities at amortized cost, net of allowance for credit losses	4,688	14,706
Securities purchased under reverse repurchase agreements	6,303	9,745
Loans
Residential mortgages	7,796	9,122
Consumer installment and other personal	3,127	4,002
Business and government	13,893	10,854
Total loans	24,816	23,978
Loans, net of allowance for loan losses	24,816	23,978
Customers' liability under acceptances		3
Land, buildings, equipment, and other depreciable assets	4	2
Other assets	307	232
Total assets	46,840	62,741
Liabilities
Trading deposits	3,000	1,740
Derivatives	3,938	5,230
Securitization liabilities at fair value	904	447
Financial liabilities designated at fair value through profit or loss	36,487	45,442
Deposits
Personal	10,455	10,394
Banks	14
Business and government	6,727	17,173
Total deposits, other than trading	17,196	27,567
Acceptances		3
Obligations related to securities sold short	1,648	1,257
Obligations related to securities sold under repurchase agreements	240	545
Securitization liabilities at amortized cost	1,808	609
Insurance-related liabilities	429	439
Other liabilities	444	1,050
Total liabilities and equity	66,094	84,329
Off-balance sheet commitments
Total off-balance sheet commitments	17,779	19,764
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	17,566	19,326
Later than six months and not later than nine months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	213	234
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments		204
Later than nine months and not later than one year [member]
Assets
Trading loans, securities, and other	3,236	4,055
Non-trading financial assets at fair value through profit or loss	165
Derivatives	4,416	4,575
Financial assets designated at fair value through profit or loss	272	243
Financial assets at fair value through other comprehensive income	1,041	1,712
Debt securities at amortized cost, net of allowance for credit losses	4,672	4,678
Securities purchased under reverse repurchase agreements	2,594	3,240
Loans
Residential mortgages	4,663	9,115
Consumer installment and other personal	2,649	3,430
Business and government	10,908	14,245
Total loans	18,220	26,790
Loans, net of allowance for loan losses	18,220	26,790
Land, buildings, equipment, and other depreciable assets	11	2
Other assets	203	274
Total assets	34,830	45,569
Liabilities
Trading deposits	2,005	1,758
Derivatives	3,356	3,531
Securitization liabilities at fair value	457	899
Financial liabilities designated at fair value through profit or loss	20,053	23,331
Deposits
Personal	17,292	11,801
Banks		13
Business and government	5,303	8,234
Total deposits, other than trading	22,595	20,048
Obligations related to securities sold short	1,082	1,312
Obligations related to securities sold under repurchase agreements	784	188
Securitization liabilities at amortized cost	529	1,812
Insurance-related liabilities	469	481
Other liabilities	1,081	761
Total liabilities and equity	52,411	54,121
Off-balance sheet commitments
Total off-balance sheet commitments	20,321	18,265
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	19,036	18,060
Later than nine months and not later than one year [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	294	205
Later than nine months and not later than one year [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	991
Later than one year and not later than two years [member]
Assets
Trading loans, securities, and other	12,518	12,910
Non-trading financial assets at fair value through profit or loss	3,717	4,071
Derivatives	8,230	10,622
Financial assets designated at fair value through profit or loss	815	610
Financial assets at fair value through other comprehensive income	7,849	6,415
Debt securities at amortized cost, net of allowance for credit losses	30,788	29,069
Securities purchased under reverse repurchase agreements	264	310
Loans
Residential mortgages	44,979	34,909
Consumer installment and other personal	24,106	19,635
Business and government	41,482	33,366
Total loans	110,567	87,910
Loans, net of allowance for loan losses	110,567	87,910
Land, buildings, equipment, and other depreciable assets	35	36
Other assets	93	74
Total assets	174,876	152,027
Liabilities
Trading deposits	5,135	4,181
Derivatives	6,817	9,413
Securitization liabilities at fair value	2,663	2,357
Financial liabilities designated at fair value through profit or loss	1,662	805
Deposits
Personal	14,903	12,801
Business and government	34,577	26,060
Total deposits, other than trading	49,480	38,861
Obligations related to securities sold short	6,079	6,691
Obligations related to securities sold under repurchase agreements	110	78
Securitization liabilities at amortized cost	2,974	2,724
Insurance-related liabilities	963	947
Other liabilities	1,102	1,725
Total liabilities and equity	76,985	67,782
Off-balance sheet commitments
Total off-balance sheet commitments	45,717	43,139
Later than one year and not later than two years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	44,092	41,357
Later than one year and not later than two years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	604	549
Later than one year and not later than two years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,021	1,233
Later than two years and not later than five years [member]
Assets
Trading loans, securities, and other	23,334	23,057
Non-trading financial assets at fair value through profit or loss	2,223	2,475
Derivatives	22,003	26,319
Financial assets designated at fair value through profit or loss	1,548	1,345
Financial assets at fair value through other comprehensive income	19,149	20,091
Debt securities at amortized cost, net of allowance for credit losses	115,132	106,919
Securities purchased under reverse repurchase agreements	866
Loans
Residential mortgages	173,336	181,763
Consumer installment and other personal	83,191	88,071
Business and government	92,733	89,367
Total loans	349,260	359,201
Loans, net of allowance for loan losses	349,260	359,201
Land, buildings, equipment, and other depreciable assets	558	525
Other assets	71	57
Total assets	534,144	539,989
Liabilities
Trading deposits	4,478	4,136
Derivatives	14,367	18,116
Securitization liabilities at fair value	4,353	4,675
Financial liabilities designated at fair value through profit or loss	97	96
Deposits
Personal	16,160	13,038
Banks	3	3
Business and government	64,813	63,392
Total deposits, other than trading	80,976	76,433
Obligations related to securities sold short	17,295	15,015
Obligations related to securities sold under repurchase agreements	15
Securitization liabilities at amortized cost	5,270	5,730
Insurance-related liabilities	1,517	1,482
Other liabilities	1,477	1,136
Subordinated notes and debentures	200	200
Total liabilities and equity	130,045	127,019
Off-balance sheet commitments
Total off-balance sheet commitments	148,649	142,525
Later than two years and not later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	147,324	140,699
Later than two years and not later than five years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,325	1,316
Later than two years and not later than five years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments		510
Later than five years [member]
Assets
Trading loans, securities, and other	22,165	23,051
Non-trading financial assets at fair value through profit or loss	1,955	2,133
Derivatives	15,403	18,590
Financial assets designated at fair value through profit or loss	1,264	1,209
Financial assets at fair value through other comprehensive income	31,400	28,721
Debt securities at amortized cost, net of allowance for credit losses	162,639	174,381
Loans
Residential mortgages	50,052	50,431
Consumer installment and other personal	29,987	30,056
Business and government	66,429	68,078
Total loans	146,468	148,565
Loans, net of allowance for loan losses	146,468	148,565
Land, buildings, equipment, and other depreciable assets	3,283	3,462
Other assets	75	72
Total assets	384,652	400,184
Liabilities
Trading deposits	1,394	1,335
Derivatives	15,223	17,330
Securitization liabilities at fair value	2,859	2,737
Deposits
Personal	28	31
Banks	2	3
Business and government	17,498	13,167
Total deposits, other than trading	17,528	13,201
Obligations related to securities sold short	12,194	13,146
Securitization liabilities at amortized cost	3,235	3,212
Insurance-related liabilities	699	645
Other liabilities	4,326	4,660
Subordinated notes and debentures	11,138	11,090
Total liabilities and equity	68,596	67,356
Off-balance sheet commitments
Total off-balance sheet commitments	4,959	5,247
Later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,631	4,882
Later than five years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	328	365
No specific maturity [member]
Assets
Interest-bearing deposits with banks	1,084	1,099
Trading loans, securities, and other	71,703	61,389
Non-trading financial assets at fair value through profit or loss	1,336	1,249
Financial assets at fair value through other comprehensive income	4,167	3,320
Debt securities at amortized cost, net of allowance for credit losses	(1)	(1)
Loans
Consumer installment and other personal	55,552	56,908
Credit card	35,901	36,010
Business and government	29,073	33,552
Total loans	120,526	126,470
Allowance for loan losses	(6,492)	(6,432)
Loans, net of allowance for loan losses	114,034	120,038
Investment in Schwab	8,358	8,088
Goodwill	17,293	17,656
Other intangibles	2,333	2,303
Land, buildings, equipment, and other depreciable assets	5,309	5,371
Deferred tax assets	2,476	2,193
Other assets	12,819	12,068
Total assets	240,911	234,773
Liabilities
Financial liabilities designated at fair value through profit or loss	101
Deposits
Personal	559,706	591,177
Banks	15,391	15,587
Business and government	324,882	340,733
Total deposits, other than trading	899,979	947,497
Obligations related to securities sold short	2,607	2,930
Insurance-related liabilities	2,611	2,593
Other liabilities	5,386	5,210
Equity	111,844	111,383
Total liabilities and equity	1,022,528	1,069,613
Off-balance sheet commitments
Total off-balance sheet commitments	1,501	1,468
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,427	1,461
No specific maturity [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 74	$ 7